Deferred Policy Acquisition Costs and Present Value of Future Profits	12 Months Ended
Dec. 31, 2013
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Deferred Policy Acquisition Costs and Present Value of Future Profits
Deferred Policy Acquisition Costs and Present Value of Future Profits
Changes in the DAC balance are as follows:

	For the years ended December 31,
	2013	2012	2011
Balance, beginning of period	$3,072	$3,448	$3,694
Deferred costs	16	329	381
Amortization — DAC	(124)	(280)	(290)
Amortization — Unlock benefit (charge), pre-tax	(104)	(44)	(137)
Amortization — DAC from discontinued operations	—	(35)	(47)
Amortization — DAC related to business dispositions [1] [2]	(2,229)	—	—
Adjustments to unrealized gains and losses on securities available-for-sale and other [3]	58	(346)	(154)
Effect of currency translation	—	—	1
Balance, end of period	$689	$3,072	$3,448

[1]
Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.

[2]	Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.

[3]
Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products.

As of December 31, 2013, estimated future net amortization expense of present value of future profits for the succeeding five years is $5, $4, $4, $3 and $3 in 2014, 2015, 2016, 2017 and 2018 respectively.